Cover	Sep. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2022
Entity File Number	0-17529
Entity Registrant Name	DIAMONDHEAD CASINO CORPORATION
Entity Central Index Key	0000844887
Entity Tax Identification Number	59-2935476
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1013 Princess Street
Entity Address, City or Town	Alexandria
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22314
City Area Code	(703)
Local Phone Number	683-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false